Equity reserves (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of stock option activity
	2025		2024
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,346,838	3.70	1,347,398	3.70
Granted	-	-	240,000	4.16
Cancelled	-	-	(240,560)	4.16

Outstanding, end of year	1,346,838	3.70	1,346,838	3.70

Exercisable, end of year	1,346,838	3.70	1,346,838	3.70

Schedule of summarizes information of stock options outstanding
		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	0.50	680,703	0.50
March 9, 2027	4.16	666,135	1.19	666,135	1.19

		1,346,838	0.84	1,346,838	0.84

Schedule of summarizes the RSU activity
	2025		2024
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	1,309,061	2.23	952,018	2.62
Granted	865,371	2.32	990,804	2.01
Exercised	(604,737)	2.36	(633,761)	2.48

Outstanding, end of year	1,569,695	2.23	1,309,061	2.23

Vested, end of year	896,012	2.21	807,231	2.36